Accrued expenses and other current liabilities	12 Months Ended
Mar. 31, 2012
Accrued expenses and other current liabilities

15. Accrued expenses and other current liabilities

Accrued expenses and other current liabilities comprise the following:

	As of March 31,
	2011		2012
	(In millions)
Unearned revenues	Rs.	4,106	Rs.	5,548	US$	109
License fees		649		696		14
Book overdraft		322		296		6
Deposits from customers and contractors		5,077		2,128		42
Accrued payroll		2,434		4,287		84
Interest payable		876		669		13
Other accrued expenses		2,320		6,348		125
Derivative financial instruments		202		1,571		31
Other current liabilities		1,420		1,753		34

Total	Rs.	17,406	Rs.	23,296	US$	458

Other current liabilities include current deferred tax liability of Rs. Nil million and Rs. 1 million respectively for the fiscals 2011 and 2012 respectively [See note 17].